Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance (Adjustments Due to Adoption of IFRS 16 [member]) at Dec. 31, 2018	$ 11						$ 11
Balance (After IFRS 16 adoption [member]) at Dec. 31, 2018	9,221			$ 3,443	$ 1,905	$ 5,348	4,750			$ 10	$ (887)	$ (877)
Balance at Dec. 31, 2018	9,210			3,443	1,905	5,348	4,739			10	(887)	(877)
Statement [LineItems]
Net earnings	1,564						1,564
Dividends declared		$ (3)	$ (721)					$ (3)	$ (721)
Other comprehensive income (loss)	52						(43)			(13)	108	95
Shares issued under Dividend Reinvestment Plan ("DRIP")	23			23		23
Total comprehensive income (loss)	1,616						1,521			(13)	108	95
Repurchases of common shares	(450)			(48)		(48)	(402)
Pre-defined share repurchase plan	(200)			(20)		(20)	(180)
Stock compensation plans	74			178	(104)	74
Balance at Dec. 31, 2019	9,560			3,576	1,801	5,377	4,965			(3)	(779)	(782)
Statement [LineItems]
Net earnings	1,122						1,122
Dividends declared		$ (2)	$ (753)					$ (2)	$ (753)
Other comprehensive income (loss)	156						63			(5)	98	93
Shares issued under Dividend Reinvestment Plan ("DRIP")	23			23		23
Total comprehensive income (loss)	1,278						1,185			(5)	98	93
Repurchases of common shares				2		2	(2)
Pre-defined share repurchase plan	(200)			(18)		(18)	(182)
Stock compensation plans	74			136	(62)	74
Balance at Dec. 31, 2020	$ 9,980			$ 3,719	$ 1,739	$ 5,458	$ 5,211			$ (8)	$ (681)	$ (689)